Bank Premises and Equipment	12 Months Ended
Dec. 31, 2016
Bank Premises and Equipment
Bank Premises and Equipment

(5) Bank Premises and Equipment

A summary of bank premises and equipment, by asset classification, at December 31, 2016 and 2015 were as follows:

	Estimated
	useful lives				2016	2015
					(Dollars in Thousands)
Bank buildings and improvements	5	-	40	years	$542,063	$523,022
Furniture, equipment and vehicles	1	-	20	years	280,586	274,923
Land					125,213	121,936
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7	-	27	years	—	—
Less: accumulated depreciation					(420,279)	(403,165)
Bank premises and equipment, net					$527,583	$516,716